Long Term Incentive Plans - Summary of Restricted Common Stock Awards Granted Under 2016 LTIP (Parenthetical) (Detail) - 2016 Long-Term Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate grant date fair value	$ 22,900	$ 5,100
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date market price	$ 13.94	$ 14.50
Restricted Stock | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date market price	13.94
Restricted Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date market price	$ 14.22